SIGNIFICANT ACCOUNTING POLICIES - Performance Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Deferred revenue recognized	$ 280,365
Revenue remaining performance obligation	$ 3,072,784
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	24 months